UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER

Distribution Report Pursuant to Section 13 or 15(d) of

the Securities Exchange Act of 1934

For the monthly distribution period from March 1, 2010 to March 31, 2010

Commission File Number of issuing entity 333-133170-01 and 333-60418-01

World Financial Network Credit Card Master Note Trust

(Exact Name of Registrant as Specified in its Charter)

Commission File Number of depositor: 333-133170 and 333-60418

WFN Credit Company, LLC

(Exact Name of Registrant as Specified in its Charter)

World Financial Network National Bank

(Exact Name of Registrant as Specified in its Charter)

Delaware	31-1772814
(State or other jurisdiction of Incorporation or organization of the issuing entity)	(I.R.S. Employer Identification No.)

220 West Schrock Road, Westerville, Ohio	43081
(Address of principal executive offices of issuing entity)	(Zip Code)

(614) 729-5044

(Telephone number, including area code)

N/A

(Former Name, former address, if changed since last report)

	Registered/reporting pursuant to (check one)			Name of exchange (If Section 12(b)
Title of Class	Section 12(b)	Section 12(g)	Section 15(d)
Series 2004-C, Class A, Class M, Class B and Class C	☐	☐	☒
Series 2008-A, Class A, Class M, Class B and Class C	☐	☐	☒
Series 2009-A, Class A, Class M, Class B and Class C	☐	☐	☒
Series 2009-B, Class A, Class M, Class B and Class C	☐	☐	☒
Series 2009-C, Class A, Class M, Class B and Class C	☐	☐	☒
Series 2009-D, Class A, Class M, Class B and Class C	☐	☐	☒

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports),

and (2) has been subject to such filing requirements for the past 90 days.    Yes  ☒    No  ☐    [Check]

PART I - DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

The response to Item 1 is set forth below and in Exhibit 99.1.

Are there any material modifications, extensions or waivers to pool asset terms, fees, penalties or payments during the distribution period or that have cumulatively become material over time?    Yes  ☐    No  ☒

Are there any material breaches of pool asset representations and warranties or transaction covenants?    Yes  ☐    No  ☒

Are there any material changes in the solicitation, credit-granting, underwriting, origination or pool selection criteria or procedures?    Yes  ☐    No  ☒

For each of Series 2004-C, Series 2008-A, Series 2009-A, Series 2009-B, Series 2009-C, and Series 2009-D is the applicable Portfolio Yield averaged over any three consecutive Monthly Periods less than the applicable Base Rate averaged over such period?    Yes  ☐    No  ☒

Was the depositor required to designate additional accounts during the distribution period because: (i) the average Transferor Amount was less than the average Minimum Transferor Amount during any period of 30 consecutive days or (ii) the aggregate amount of principal receivables plus amounts in the Excess Funding Account was less than the Required Principal Balance on any business day during the distribution period?    Yes  ☐    No  ☒

Item 9. Exhibits.

Exhibit No.	Document Description
99.1	Monthly Noteholder’s Statement for World Financial Network Credit Card Master Note Trust, Series 2004-C, Series 2008-A, Series 2009-A, Series 2009-B, Series 2009-C and Series 2009-D for the April 15, 2010 Payment Date.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

WFN Credit Company, LLC, as depositor

Dated: April 15, 2010
	By:	/s/ Daniel T. Groomes
	Name:	Daniel T. Groomes
	Title:	President

INDEX TO EXHIBITS

Exhibit No.	Document Description
99.1	Monthly Noteholder’s Statement for World Financial Network Credit Card Master Note Trust, Series 2004-C, Series 2008-A, Series 2009-A, Series 2009-B, Series 2009-C and Series 2009-D for the April 15, 2010 Payment Date.